Investments in Associates and Joint Ventures - Investment of PCEV in MIH - Additional Information (Detail) ₱ in Millions, shares in Millions, $ in Millions					12 Months Ended
	Apr. 05, 2024 USD ($) shares	Apr. 05, 2024 PHP (₱) shares	Dec. 13, 2023 PHP (₱)	Apr. 07, 2022 PHP (₱)	Dec. 31, 2025 PHP (₱) shares	Dec. 31, 2024 PHP (₱) shares	Feb. 28, 2018 PHP (₱)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares issued					1,093.0	1,093.0
Carrying values of individually immaterial associates | ₱					₱ 19,151	₱ 18,981	₱ 1,664
Outstanding					1,093.0	1,093.0
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity interest					37.66%	37.66%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C Convertible Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration | ₱				₱ 3,252
Equity interest				36.82%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration	$ 15.3	₱ 857	₱ 1,563
Number of shares issued	6.7	6.7
Equity interest	37.66%	37.66%	36.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member] | Bottom of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership	36.97%	36.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member] | Top of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership	37.66%	37.66%
PLDT Communications and Energy Ventures, Inc. [Member] | Warrants [member] | Class C2 Convertible Preference Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Issuance of convertible notes | ₱		₱ 152
Number of shares issued	2.7	2.7